CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net loss	$ 15,932	$ (45,807)	$ 22,490	$ (19,952)	$ (2,015)	$ (53,594)	$ (6,989)
Cumulative translation adjustment	(201)	11,079	(86)	4,169	1,257	476	(392)
Designated derivatives, fair value adjustments	(3,779)	2,336	(12,214)	2,246	556	(6,384)	754
Other comprehensive income (loss)	(3,980)	13,415	(12,300)	6,415	1,813	(5,908)	362
Comprehensive loss	11,952	(32,392)	10,190	(13,537)	(202)	(59,502)	(6,627)
Net income	169	(143)	239	(143)	50	0	0
Cumulative translation adjustment	(2)	(109)	(1)	(109)	(197)	0	0
Designated derivatives, fair value adjustments	(40)	(5)	(129)	(5)	70	0	0
Comprehensive loss attributable to non-controlling interest	127	(257)	109	(257)	(77)	0	0
Comprehensive loss attributable to stockholders	$ 11,825	$ (32,135)	$ 10,081	$ (13,280)	$ (279)	$ (59,502)	$ (6,627)